Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 0	$ 0
Change in par value		$ 0.001